Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Affiliated Fund

For the period ended January 31, 2021

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.31%

Aerospace & Defense 2.42%
Northrop Grumman Corp.	131,400	$37,660
Raytheon Technologies Corp.	1,456,357	97,183
Total		134,843

Air Freight & Logistics 1.07%
FedEx Corp.	254,500	59,894

Auto Components 1.65%
Lear Corp.	610,700	92,069

Banks 7.33%
Bank of America Corp.	2,445,000	72,494
CIT Group, Inc.	1,664,900	61,435
Citizens Financial Group, Inc.	2,420,500	88,203
JPMorgan Chase & Co.	1,216,542	156,533
Western Alliance Bancorp	449,300	30,633
Total		409,298

Beverages 1.40%
Coca-Cola Co. (The)	1,626,000	78,292

Biotechnology 2.87%
AbbVie, Inc.	1,122,100	114,993
Amgen, Inc.	187,400	45,244
Total		160,237

Building Products 1.90%
Masco Corp.	1,371,500	74,486
Trane Technologies plc (Ireland)(a)	218,600	31,337
Total		105,823

Capital Markets 5.03%
Ameriprise Financial, Inc.	443,200	87,696
BlackRock, Inc.	131,300	92,075
Morgan Stanley	1,505,500	100,944
Total		280,715
Investments	Shares	Fair Value (000)
Chemicals 2.98%
Air Products & Chemicals, Inc.	351,300	$93,713
Ecolab, Inc.	354,900	72,580
Total		166,293

Commercial Services & Supplies 0.94%
Waste Management, Inc.	472,600	52,610

Consumer Finance 4.77%
Ally Financial, Inc.	2,679,500	101,392
American Express Co.	509,600	59,246
Discover Financial Services	1,265,700	105,737
Total		266,375

Containers & Packaging 1.33%
Avery Dennison Corp.	490,300	73,972

Diversified Telecommunication Services 1.20%
Verizon Communications, Inc.	1,219,651	66,776

Electric: Utilities 2.53%
NextEra Energy, Inc.	1,745,200	141,134

Entertainment 1.11%
Walt Disney Co. (The)*	369,200	62,088

Equity Real Estate Investment Trusts 4.67%
Alexandria Real Estate Equities, Inc.	473,500	79,127
Crown Castle International Corp.	459,700	73,212
Prologis, Inc.	777,500	80,238
Starwood Property Trust, Inc.	1,484,500	27,849
Total		260,426

Food & Staples Retailing 2.96%
Sysco Corp.	1,278,900	91,454
Walmart, Inc.	525,800	73,870
Total		165,324

Food Products 0.67%
Mondelez International, Inc. Class A	676,100	37,483

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2021

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.72%
Abbott Laboratories	575,800	$71,163
Danaher Corp.	324,600	77,203
Medtronic plc (Ireland)(a)	533,100	59,350
Total		207,716

Health Care Providers & Services 1.76%
UnitedHealth Group, Inc.	294,800	98,339

Hotels, Restaurants & Leisure 3.33%
Hilton Worldwide Holdings, Inc.	650,300	65,934
McDonald’s Corp.	246,900	51,316
Starbucks Corp.	705,500	68,299
Total		185,549

Household Products 1.40%
Procter & Gamble Co. (The)	610,300	78,247

Industrial Conglomerates 2.18%
Honeywell International, Inc.	621,400	121,403

Information Technology Services 0.79%
Accenture plc Class A (Ireland)(a)	182,900	44,247

Insurance 2.61%
Chubb Ltd. (Switzerland)(a)	612,400	89,208
Everest Re Group Ltd.	267,900	56,549
Total		145,757

Machinery 3.90%
Dover Corp.	636,800	74,181
Illinois Tool Works, Inc.	368,200	71,508
Stanley Black & Decker, Inc.	414,700	71,946
Total		217,635

Media 1.34%
Comcast Corp. Class A	1,506,100	74,657

Multi-Line Retail 0.74%
Dollar General Corp.	211,200	41,102

Multi-Utilities 1.16%
CMS Energy Corp.	1,139,000	64,786
Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 5.14%
Chevron Corp.	1,452,732	$123,773
Marathon Petroleum Corp.	2,023,300	87,326
Total SE ADR	1,798,300	75,672
Total		286,771

Pharmaceuticals 5.90%
AstraZeneca plc ADR	878,600	44,457
Bristol-Myers Squibb Co.	1,031,800	63,383
Eli Lilly and Co.	510,000	106,065
Johnson & Johnson	363,200	59,249
Merck & Co., Inc.	728,600	56,153
Total		329,307

Road & Rail 3.58%
Norfolk Southern Corp.	406,300	96,138
Union Pacific Corp.	526,200	103,909
Total		200,047

Semiconductors & Semiconductor Equipment 6.50%
Analog Devices, Inc.	531,700	78,335
Lam Research Corp.	202,000	97,758
QUALCOMM, Inc.	603,900	94,378
Texas Instruments, Inc.	556,400	92,190
Total		362,661

Software 1.92%
Microsoft Corp.	462,100	107,189

Specialty Retail 5.40%
Home Depot, Inc. (The)	335,700	90,914
Lowe’s Cos., Inc.	504,000	84,093
TJX Cos., Inc. (The)	1,125,800	72,096
Williams-Sonoma, Inc.(b)	421,000	54,275
Total		301,378

Technology Hardware, Storage & Peripherals 1.11%
Apple, Inc.	471,300	62,193
Total Common Stocks (cost $4,752,052,802)		5,542,636

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.64%

Repurchase Agreement 0.61%
Repurchase Agreement dated 1/29/2021, 0.00% due 2/1/2021 with Fixed Income Clearing Corp. collateralized by $34,800,100 of U.S. Treasury Note at 0.25% due 06/15/2023 value: $34,892,427; proceeds: $34,208,221 (cost $34,208,221)	$34,208	$34,208

Money Market Fund 0.03%
Fidelity Government Portfolio(c) (cost $1,713,870)	1,713,870	1,714

Time Deposit 0.00%
CitiBank N.A.(c) (cost $190,430)	190,430	190
Total Short-Term Investments (cost $36,112,521)		36,112
Total Investments in Securities 99.95% (cost $4,788,165,323)		5,578,748
Other Assets in Excess of Liabilities(d) 0.05%		2,541
Net Assets 100.00%		$5,581,289

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2021	202	Long	$38,250,503	$37,422,520	$(827,983)

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,542,636	$–	$–	$5,542,636
Short-Term Investments
Repurchase Agreement	–	34,208	–	34,208
Money Market Fund	1,714	–	–	1,714
Time Deposit	–	190	–	190
Total	$5,544,350	$34,398	$–	$5,578,748
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(828)	–	–	(828)
Total	$(828)	$–	$–	$(828)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. ng on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the

Notes to Schedule of Investments (unaudited)(continued)

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the

Notes to Financial Statements (unaudited)(concluded)

collateral). In general, the risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$1,791,988	$1,904,300

QPHR-AFF-1Q (03/21)